Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 468,252
Ending balance	421,767	€ 468,252
Beginning balance	441,881
Ending balance	402,150	441,881
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,431	4,890
Total gains /losses in income statement	(1,029)	(1,628)
Purchases	(301)	(361)
Sales	311	352
Net exchange difference	155	178
Ending balance	2,567	3,431
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(499)	610
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	(6)	(12)
Total gains /losses in income statement	(18)	(1)
Purchases	(301)	(361)
Sales	316	366
Net exchange difference	2	2
Ending balance	(7)	(6)
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(18)	3
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,437	4,902
Total gains /losses in income statement	(1,011)	(1,627)
Sales	(5)	(14)
Net exchange difference	153	176
Ending balance	2,574	3,437
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(481)	607
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6,694	6,000
Total gains /losses in income statement	558	1,020
Total gains /losses in OCI	(87)	16
Purchases	375	965
Sales	(166)	(1,491)
Settlements	(72)	(52)
Net exchange difference	369	286
Transfers from levels I and II	12	203
Transfers to levels I and II	(192)	(253)
Ending balance	7,492	6,694
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	110	299
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,393	1,221
Total gains /losses in income statement	(6)	(114)
Total gains /losses in OCI	(87)	16
Purchases	383	368
Sales	(65)	(80)
Settlements	(72)	(52)
Net exchange difference	92	77
Transfers from levels I and II	12	203
Transfers to levels I and II	(189)	(246)
Ending balance	1,461	1,393
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	191	173
Total gains /losses in income statement	48	1
Total gains /losses in OCI	(34)	3
Purchases		30
Purchases	(3)
Sales	(10)	(26)
Settlements	(48)	0
Net exchange difference	12	11
Ending balance	156	191
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	603	467
Total gains /losses in income statement	(1)	(1)
Total gains /losses in OCI	(64)	6
Purchases	302	228
Sales	(34)	(29)
Settlements	(13)	(46)
Net exchange difference	27	22
Transfers from levels I and II	12	203
Transfers to levels I and II	(189)	(246)
Ending balance	642	603
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	599	581
Total gains /losses in income statement	(53)	(113)
Total gains /losses in OCI	12	7
Purchases	84	111
Sales	(21)	(24)
Settlements	(11)	(6)
Net exchange difference	53	43
Ending balance	663	599
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,301	4,779
Total gains /losses in income statement	564	1,134
Total gains /losses in OCI	0	0
Purchases		597
Purchases	(7)
Sales	(100)	(1,411)
Net exchange difference	277	210
Transfers from levels I and II	1
Transfers to levels I and II	(3)	(7)
Ending balance	6,032	5,301
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	110	299
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,343	1,329
Total gains /losses in income statement	120	150
Purchases	115	179
Sales	(79)	(316)
Settlements	0	1
Net exchange difference	0	1
Ending balance	1,499	1,343
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	120	147
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5	242
Total gains /losses in income statement	0	(1)
Purchases	7	124
Sales	(9)	(361)
Settlements	0	0
Ending balance	2	5
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	0	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,010	2,173
Total gains /losses in income statement	415	796
Purchases	218	492
Sales	(334)	(638)
Net exchange difference	272	186
Ending balance	3,581	3,010
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	68	(1)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	943	1,012
Total gains /losses in income statement	26	206
Total gains /losses in OCI	0	0
Purchases	(347)	(198)
Sales	323	(93)
Net exchange difference	4	22
Transfers from levels I and II	1
Transfers to levels I and II	(3)	(7)
Ending balance	947	943
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(81)	162
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1	22
Total gains /losses in income statement	2	(17)
Sales	0	(4)
Ending balance	3	1
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ 2	€ (10)